Impact of Changes in Accounting Policies (unaudited) (Detail: Text Values) € in Millions	Dec. 31, 2017 EUR (€)
Impact of Changes in Accounting Policies (unaudited)
Estimated reduction of total shareholders equity by adoption of IFRS 9 before tax	€ 1,000